Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 8,000	$ 508,584,000	$ (501,613,000)	$ 6,979,000
Balance, shares at Dec. 31, 2022	8,306,326
Net loss			(16,690,000)	(16,690,000)
Common stock issued under 2024 At the Market Agreement, net of issuance costs of $189		68,000		68,000
Common stock issued under 2024 At the Market Agreement, net of issuance costs, shares	35,552
Common stock issued under 2023 Equity Line of Credit Agreement		1,177,000		1,177,000
Common stock issued under Equity Line of Credit Agreement, shares	360,943
Common stock issued for entering into 2023 Equity Line of Credit Agreement		258,000		258,000
Common stock issued for entering into Equity Line of Credit Agreement, shares	47,733
Common stock issued under 2024 Direct Offering, net of issuance costs of $733	$ 2,000	4,117,000		4,119,000
Common stock issued under Direct Offering, net of issuance costs, shares	1,694,820
Common stock issued for vested restricted stock awards	$ 1,000	814,000		815,000
Common stock issued for vested restricted stock awards, shares	199,699
Stock-based compensation expense		909,000		909,000
Fractional shares adjustment related to reverse stock split
Fractional shares adjustment related to reverse stock split, shares	(24)
Balance at Dec. 31, 2023	$ 11,000	515,927,000	(518,303,000)	(2,365,000)
Balance, shares at Dec. 31, 2023	10,645,049
Net loss			(13,094,000)	(13,094,000)
Common stock issued under 2024 At the Market Agreement, net of issuance costs of $189	$ 1,000	714,000		715,000
Common stock issued under 2024 At the Market Agreement, net of issuance costs, shares	1,073,050
Common stock issued under 2023 Equity Line of Credit Agreement	$ 1,000	1,900,000		1,901,000
Common stock issued under Equity Line of Credit Agreement, shares	949,574
Common stock issued under 2024 Direct Offering, net of issuance costs of $733	$ 1,000	4,829,000		4,830,000
Common stock issued under Direct Offering, net of issuance costs, shares	1,371,000
Common stock issued for vested restricted stock awards		161,000		161,000
Common stock issued for vested restricted stock awards, shares	199,076
Stock-based compensation expense		1,333,000		1,333,000
Common stock issued under Warrant Inducement Agreement, net of issuance costs of $277	$ 2,000	1,860,000		1,862,000
Common stock issued under Warrant Inducement Agreement, net of issuance costs, shares	1,711,111
Reclassification of Warrant Liability upon Exercise		245,000		245,000
Common stock issued under 2024 Private Placement Offering, net of issuance costs of $72	$ 1,000	1,837,000		1,838,000
Common stock issued under Private Placement Offering, net of issuance costs, shares	1,248,527
Common stock issued under 2024 Securities Purchase Agreements		11,000		11,000
Common stock issued under Securities Purchase Agreements, shares	9,733
Warrant Exercise
Warrant Exercise, shares	200,000
Balance at Dec. 31, 2024	$ 17,000	$ 528,817,000	$ (531,397,000)	$ (2,563,000)
Balance, shares at Dec. 31, 2024	17,407,120